UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1400

Fidelity Contrafund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor New Insights Fund
Class A
Class T
Class B
Class C
Institutional Class

September 30, 2007

1.808768.103

ANIF-QTLY-1107

Investments September 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 7.6%
Auto Components - 0.1%
Gentex Corp.	44,300	$ 950
Johnson Controls, Inc.	53,600	6,331
The Goodyear Tire & Rubber Co. (a)	47,900	1,457
WABCO Holdings, Inc.	9,100	425
		9,163
Automobiles - 0.4%
DaimlerChrysler AG	45,000	4,509
General Motors Corp.	46,800	1,718
Toyota Motor Corp.	475,100	27,760
		33,987
Distributors - 0.1%
Li & Fung Ltd.	1,541,200	6,542
Hotels, Restaurants & Leisure - 1.5%
California Pizza Kitchen, Inc. (a)	228,150	4,009
Chipotle Mexican Grill, Inc.:
Class A (a)	192,000	22,681
Class B (a)	5,528	591
IHOP Corp.	41,200	2,609
Marriott International, Inc. Class A	232,300	10,098
McDonald's Corp.	787,427	42,891
Panera Bread Co. Class A (a)(d)	54,464	2,222
PokerTek, Inc. (a)(d)	200,000	1,930
Red Robin Gourmet Burgers, Inc. (a)	19,000	815
Tim Hortons, Inc. (d)	1,123,000	39,137
		126,983
Household Durables - 1.3%
Fourlis Holdings SA	527,400	19,810
Gafisa SA ADR (a)(d)	179,900	6,070
Garmin Ltd.	545,500	65,133
Koninklijke Philips Electronics NV (NY Shares)	218,900	9,837
Mohawk Industries, Inc. (a)	6,700	545
Snap-On, Inc.	178,200	8,828
		110,223
Internet & Catalog Retail - 0.4%
Amazon.com, Inc. (a)	112,900	10,517
Gmarket, Inc. sponsored ADR (a)	34,400	807
Liberty Media Corp. - Interactive Series A (a)	400,400	7,692
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - continued
Priceline.com, Inc. (a)	127,900	$ 11,351
Shutterfly, Inc.	32,000	1,021
		31,388
Media - 1.8%
CKX, Inc. (a)	41,529	511
Dolan Media Co.	149,900	3,643
E.W. Scripps Co. Class A	24,300	1,021
EchoStar Communications Corp. Class A (a)	230,300	10,780
Focus Media Holding Ltd. ADR (a)(d)	133,200	7,728
Grupo Televisa SA de CV (CPO) sponsored ADR	44,800	1,083
Liberty Global, Inc. Class A (a)	19,100	783
News Corp. Class B	135,200	3,162
The Walt Disney Co.	3,676,900	126,449
The Weinstein Co. III Holdings, LLC Class A-1 (a)(f)	2,267	2,267
		157,427
Multiline Retail - 0.4%
Marks & Spencer Group PLC	2,818,500	35,498
Target Corp.	62,800	3,992
		39,490
Specialty Retail - 1.1%
American Eagle Outfitters, Inc.	349,400	9,193
Gamestop Corp. Class A (a)	510,400	28,761
H&M Hennes & Mauritz AB (B Shares)	33,150	2,101
Inditex SA	79,800	5,378
J. Crew Group, Inc. (a)	554,500	23,012
TJX Companies, Inc.	700,600	20,366
Zumiez, Inc. (a)	145,200	6,443
		95,254
Textiles, Apparel & Luxury Goods - 0.5%
Burberry Group PLC	61,000	820
Coach, Inc. (a)	291,200	13,765
Crocs, Inc. (a)	26,800	1,802
Gildan Activewear, Inc. (a)	23,600	935
Lululemon Athletica, Inc.	71,300	2,997
NIKE, Inc. Class B	330,400	19,381
		39,700
TOTAL CONSUMER DISCRETIONARY		650,157
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 7.1%
Beverages - 2.7%
Boston Beer Co., Inc. Class A (a)	43,700	$ 2,126
Diageo PLC sponsored ADR	199,700	17,520
InBev SA	20,000	1,813
PepsiCo, Inc.	1,522,400	111,531
The Coca-Cola Co.	1,824,300	104,843
		237,833
Food & Staples Retailing - 0.6%
Costco Wholesale Corp.	112,000	6,873
Koninklijke Ahold NV sponsored ADR	318,900	4,784
Susser Holdings Corp.	181,862	3,865
Tesco PLC	3,214,200	28,906
Walgreen Co.	98,700	4,663
		49,091
Food Products - 1.0%
Bunge Ltd.	25,200	2,708
Cosan Ltd. Class A	350,000	4,515
Groupe Danone	182,700	14,369
Hain Celestial Group, Inc. (a)	27,700	890
Kellogg Co.	254,800	14,269
Kraft Foods, Inc. Class A	97,500	3,365
Marine Harvest ASA (a)	4,218,000	5,367
Nestle SA (Reg.)	53,945	24,146
TreeHouse Foods, Inc. (a)	432,993	11,712
Wm. Wrigley Jr. Co.	54,600	3,507
		84,848
Household Products - 2.8%
Colgate-Palmolive Co.	835,600	59,595
Kimberly-Clark Corp.	11,400	801
Procter & Gamble Co.	2,530,367	177,986
		238,382
Personal Products - 0.0%
Estee Lauder Companies, Inc. Class A	75,600	3,210
TOTAL CONSUMER STAPLES		613,364
ENERGY - 11.4%
Energy Equipment & Services - 3.0%
Cameron International Corp. (a)	10,300	951
FMC Technologies, Inc. (a)	162,900	9,393
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
National Oilwell Varco, Inc. (a)	120,900	$ 17,470
Schlumberger Ltd. (NY Shares)	1,673,800	175,749
Smith International, Inc.	715,244	51,068
		254,631
Oil, Gas & Consumable Fuels - 8.4%
Addax Petroleum, Inc.	56,800	2,241
Apache Corp.	84,800	7,637
BG Group PLC sponsored ADR	80,400	6,995
Cameco Corp.	124,400	5,739
Canadian Natural Resources Ltd.	315,600	23,979
Canadian Oil Sands Trust	444,800	14,760
Chesapeake Energy Corp.	387,000	13,646
China Shenhua Energy Co. Ltd. (H Shares)	1,015,500	6,100
Devon Energy Corp.	10,700	890
EnCana Corp.	1,509,300	93,335
EOG Resources, Inc.	358,100	25,901
Exxon Mobil Corp.	2,587,302	239,481
Hess Corp.	54,300	3,613
Marathon Oil Corp.	31,100	1,773
Murphy Oil Corp.	271,300	18,961
Newfield Exploration Co. (a)	24,600	1,185
Noble Energy, Inc.	701,100	49,105
Occidental Petroleum Corp.	82,100	5,261
Petroleo Brasileiro SA Petrobras sponsored ADR	565,100	42,665
Petroplus Holdings AG	474,912	41,896
Range Resources Corp.	52,200	2,122
Suncor Energy, Inc.	140,600	13,355
Tesoro Corp.	93,400	4,298
Valero Energy Corp.	1,000,134	67,189
W&T Offshore, Inc.	120,800	2,945
Williams Companies, Inc.	25,300	862
XTO Energy, Inc.	406,100	25,113
		721,047
TOTAL ENERGY		975,678
FINANCIALS - 11.8%
Capital Markets - 0.8%
Bank New York Mellon Corp.	347,600	15,343
Charles Schwab Corp.	1,020,000	22,032
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Franklin Resources, Inc.	57,600	$ 7,344
Goldman Sachs Group, Inc.	73,800	15,995
SEI Investments Co.	278,900	7,608
State Street Corp.	19,500	1,329
		69,651
Commercial Banks - 1.5%
Banco Itau Holding Financeira SA sponsored ADR (non-vtg.)	92,400	4,677
Center Financial Corp., California	50,000	696
M&T Bank Corp.	91,400	9,455
National Australia Bank Ltd.	202,958	7,155
Standard Chartered PLC (United Kingdom)	225,300	7,376
Toronto-Dominion Bank	84,800	6,506
Uniao de Bancos Brasileiros SA (Unibanco) GDR	22,600	2,973
Wells Fargo & Co.	2,456,000	87,483
		126,321
Consumer Finance - 0.8%
American Express Co.	1,145,400	68,002
Diversified Financial Services - 1.3%
Bank of America Corp.	117,700	5,917
Citigroup, Inc.	1,496,100	69,823
Govi High Power Exploration, Inc. warrants 2/7/08 (f)(g)	2,750,000	5,500
JPMorgan Chase & Co.	565,500	25,911
Symmetry Holdings, Inc. unit	225,000	1,967
		109,118
Insurance - 7.4%
Admiral Group PLC	944,200	17,389
Allstate Corp.	775,400	44,345
American International Group, Inc.	871,000	58,923
Arch Capital Group Ltd. (a)	11,500	856
Assurant, Inc.	174,600	9,341
Axis Capital Holdings Ltd.	321,900	12,525
Berkshire Hathaway, Inc. Class A (a)	1,936	229,435
Everest Re Group Ltd.	48,665	5,365
Lincoln National Corp.	237,481	15,667
Loews Corp.	739,500	35,755
Markel Corp. (a)	12,900	6,244
MetLife, Inc.	855,300	59,640
MetLife, Inc. unit	406,600	13,946
Principal Financial Group, Inc.	13,800	871
Prudential Financial, Inc.	515,500	50,302
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
The Chubb Corp.	1,113,100	$ 59,707
W.R. Berkley Corp.	219,761	6,512
White Mountains Insurance Group Ltd.	7,394	3,843
Willis Group Holdings Ltd.	125,480	5,137
Zenith National Insurance Corp.	61,500	2,761
		638,564
TOTAL FINANCIALS		1,011,656
HEALTH CARE - 11.1%
Biotechnology - 4.0%
Actelion Ltd. (Reg.) (a)	113,925	6,312
Arena Pharmaceuticals, Inc. (a)(d)	316,200	3,462
Biogen Idec, Inc. (a)	65,600	4,351
Celgene Corp. (a)	581,800	41,488
Cougar Biotechnology, Inc. (a)(f)	622,500	15,874
Genentech, Inc. (a)	2,033,800	158,677
Genmab AS (a)	83,200	5,172
Gilead Sciences, Inc. (a)	1,858,900	75,973
GTx, Inc. (a)	124,009	2,019
Human Genome Sciences, Inc. (a)	59,800	615
MannKind Corp. (a)(d)	478,506	4,632
MannKind Corp. warrants 8/3/10 (a)(f)	29,881	103
Medarex, Inc. (a)(d)	916,500	12,978
Omrix Biopharmaceuticals, Inc. (a)	46,600	1,645
OREXIGEN Therapeutics, Inc.	15,295	202
Seattle Genetics, Inc. (a)	94,500	1,062
Targacept, Inc. (a)	841,800	7,517
		342,082
Health Care Equipment & Supplies - 1.7%
Alcon, Inc.	146,400	21,070
Becton, Dickinson & Co.	250,700	20,570
C.R. Bard, Inc.	219,799	19,384
China Medical Technologies, Inc. sponsored ADR	18,100	774
DENTSPLY International, Inc.	505,900	21,066
Gen-Probe, Inc. (a)	21,500	1,431
Hillenbrand Industries, Inc.	12,300	677
Hologic, Inc. (a)	20,200	1,232
Insulet Corp.	29,100	633
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Inverness Medical Innovations, Inc. (a)	37,500	$ 2,075
IRIS International, Inc. (a)	445,400	8,552
Kyphon, Inc. (a)	217,100	15,197
Medtronic, Inc.	105,000	5,923
Mindray Medical International Ltd. sponsored ADR (d)	157,300	6,756
Northstar Neuroscience, Inc. (a)	120,000	1,339
NuVasive, Inc. (a)	120,500	4,330
Smith & Nephew PLC	125,200	1,533
St. Jude Medical, Inc. (a)	30,100	1,327
Stryker Corp.	192,300	13,223
TomoTherapy, Inc.	143,800	3,340
		150,432
Health Care Providers & Services - 0.5%
Aetna, Inc.	15,100	819
athenahealth, Inc.	23,300	790
Emeritus Corp. (a)	92,800	2,515
Henry Schein, Inc. (a)	60,600	3,687
HMS Holdings Corp. (a)	508,900	12,524
Humana, Inc. (a)	17,857	1,248
Medco Health Solutions, Inc. (a)	98,200	8,876
Nighthawk Radiology Holdings, Inc. (a)	251,692	6,169
UnitedHealth Group, Inc.	12,500	605
VCA Antech, Inc. (a)	85,600	3,574
		40,807
Health Care Technology - 0.2%
Cerner Corp. (a)	102,700	6,142
Health Corp. (a)	655,000	9,281
		15,423
Life Sciences Tools & Services - 0.5%
Dionex Corp. (a)	23,100	1,836
Invitrogen Corp. (a)	21,500	1,757
Medivation, Inc. (a)(d)	49,900	1,000
Millipore Corp. (a)	46,400	3,517
PerkinElmer, Inc.	28,400	830
PRA International (a)	160,000	4,704
QIAGEN NV (a)	143,700	2,789
Techne Corp. (a)	73,700	4,649
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Thermo Fisher Scientific, Inc. (a)	105,600	$ 6,095
Waters Corp. (a)	237,400	15,887
		43,064
Pharmaceuticals - 4.2%
Abbott Laboratories	541,600	29,041
Allergan, Inc.	296,000	19,083
BioMimetic Therapeutics, Inc. (a)	74,000	987
Bristol-Myers Squibb Co.	480,200	13,839
Johnson & Johnson	344,100	22,607
Merck & Co., Inc.	1,871,200	96,722
Novo Nordisk AS Series B	59,400	7,170
Pfizer, Inc.	571,500	13,962
Roche Holding AG (participation certificate)	536,252	96,847
Schering-Plough Corp.	1,757,900	55,602
Shire PLC	166,400	4,103
Sirtris Pharmaceuticals, Inc.	96,400	1,647
Teva Pharmaceutical Industries Ltd. sponsored ADR	18,400	818
XenoPort, Inc. (a)	44,700	2,103
		364,531
TOTAL HEALTH CARE		956,339
INDUSTRIALS - 9.3%
Aerospace & Defense - 1.8%
General Dynamics Corp.	59,400	5,018
Heico Corp. Class A	585,000	23,108
Lockheed Martin Corp.	471,600	51,164
Precision Castparts Corp.	82,800	12,253
Raytheon Co.	67,300	4,295
Spirit AeroSystems Holdings, Inc. Class A	288,400	11,230
Teledyne Technologies, Inc. (a)	66,600	3,556
The Boeing Co.	347,900	36,526
United Technologies Corp.	58,200	4,684
		151,834
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc. (d)	933,672	50,689
Airlines - 0.2%
Republic Airways Holdings, Inc. (a)	82,100	1,738
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Airlines - continued
Ryanair Holdings PLC sponsored ADR (a)	336,126	$ 13,953
UAL Corp. (a)	17,600	819
		16,510
Commercial Services & Supplies - 0.2%
Advisory Board Co. (a)	16,400	959
Equifax, Inc.	9,700	370
Fuel Tech, Inc. (a)	21,100	466
IHS, Inc. Class A (a)	34,300	1,938
Interface, Inc. Class A	136,900	2,471
Kenexa Corp. (a)	53,770	1,655
Seek Ltd.	1,000,000	8,087
Stericycle, Inc. (a)	40,800	2,332
		18,278
Construction & Engineering - 0.7%
Jacobs Engineering Group, Inc. (a)	797,200	60,252
KBR, Inc.	139,600	5,412
		65,664
Electrical Equipment - 2.7%
ABB Ltd. sponsored ADR	466,200	12,228
Cooper Industries Ltd. Class A	1,490,700	76,160
First Solar, Inc.	34,500	4,062
GrafTech International Ltd. (a)	500,000	8,920
JA Solar Holdings Co. Ltd. ADR (d)	28,100	1,263
Prysmian SpA	117,800	3,356
Q-Cells AG (a)(d)	414,200	42,350
Renewable Energy Corp. AS (a)	943,800	43,505
Roper Industries, Inc.	12,900	845
SolarWorld AG (d)	479,300	27,592
Sunpower Corp. Class A (a)	130,400	10,800
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	60,300	2,406
		233,487
Industrial Conglomerates - 0.2%
3M Co.	28,200	2,639
General Electric Co.	188,000	7,783
Hutchison Whampoa Ltd.	674,000	7,209
McDermott International, Inc. (a)	16,800	909
		18,540
Machinery - 2.3%
Astec Industries, Inc. (a)	32,700	1,879
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Bucyrus International, Inc. Class A	23,200	$ 1,692
Cummins, Inc.	98,000	12,533
Danaher Corp.	872,977	72,204
Deere & Co.	65,100	9,662
Dover Corp.	31,400	1,600
IDEX Corp.	426,000	15,502
Ingersoll-Rand Co. Ltd. Class A	16,100	877
ITT Corp.	72,100	4,898
Kennametal, Inc.	30,900	2,595
PACCAR, Inc.	701,549	59,807
Pall Corp.	325,100	12,646
		195,895
Marine - 0.0%
Kuehne & Nagel International AG	11,324	1,115
Road & Rail - 0.6%
Burlington Northern Santa Fe Corp.	130,700	10,609
Canadian National Railway Co.	548,700	31,316
CSX Corp.	41,900	1,790
Hertz Global Holdings, Inc.	82,100	1,865
Union Pacific Corp.	42,100	4,760
		50,340
TOTAL INDUSTRIALS		802,352
INFORMATION TECHNOLOGY - 22.4%
Communications Equipment - 3.2%
Cisco Systems, Inc. (a)	2,291,000	75,855
F5 Networks, Inc. (a)	50,700	1,886
Juniper Networks, Inc. (a)	26,500	970
Nice Systems Ltd. sponsored ADR (a)	504,900	18,096
Nokia Corp. sponsored ADR	1,503,300	57,020
Nortel Networks Corp. (a)	151,200	2,563
Polycom, Inc. (a)	49,800	1,338
QUALCOMM, Inc.	79,600	3,364
Research In Motion Ltd. (a)	1,072,000	105,646
Riverbed Technology, Inc.	124,900	5,045
Starent Networks Corp.	37,569	793
		272,576
Computers & Peripherals - 7.8%
Apple, Inc. (a)	1,738,300	266,899
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Dell, Inc. (a)	1,515,100	$ 41,817
EMC Corp. (a)	892,800	18,570
Hewlett-Packard Co.	6,345,500	315,942
NCR Corp. (a)	220,500	10,981
Netezza Corp.	26,400	330
Network Appliance, Inc. (a)	121,060	3,258
Sun Microsystems, Inc. (a)	1,380,900	7,747
Synaptics, Inc. (a)	18,500	884
		666,428
Electronic Equipment & Instruments - 0.8%
Agilent Technologies, Inc. (a)	102,800	3,791
Amphenol Corp. Class A	668,140	26,565
FLIR Systems, Inc. (a)	299,500	16,589
Hon Hai Precision Industry Co. Ltd. (Foxconn)	454,468	3,426
Mettler-Toledo International, Inc. (a)	83,500	8,517
Trimble Navigation Ltd. (a)	182,800	7,168
		66,056
Internet Software & Services - 5.3%
Akamai Technologies, Inc. (a)	554,200	15,922
Baidu.com, Inc. sponsored ADR (a)	40,900	11,847
Blinkx PLC (a)	259,200	155
DealerTrack Holdings, Inc. (a)	29,200	1,223
Dice Holdings, Inc.	62,800	646
eBay, Inc. (a)	267,600	10,442
Equinix, Inc. (a)	9,500	843
Google, Inc. Class A (sub. vtg.) (a)	701,798	398,109
Mercadolibre, Inc.	75,300	2,758
NHN Corp.	14,486	3,353
Perficient, Inc. (a)	17,200	376
VistaPrint Ltd. (a)	296,000	11,062
WebMD Health Corp. Class A (a)	34,100	1,777
		458,513
IT Services - 1.6%
Accenture Ltd. Class A	715,900	28,815
ExlService Holdings, Inc.	40,100	853
Mastercard, Inc. Class A	271,900	40,233
Paychex, Inc.	416,100	17,060
Redecard SA	243,500	4,518
SRA International, Inc. Class A (a)	201,561	5,660
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
The Western Union Co.	622,200	$ 13,048
VeriFone Holdings, Inc. (a)(d)	636,300	28,207
		138,394
Semiconductors & Semiconductor Equipment - 1.4%
Altera Corp.	138,100	3,325
Analog Devices, Inc.	12,300	445
Applied Materials, Inc.	865,900	17,924
ASML Holding NV (NY Shares) (a)	229,700	7,548
Broadcom Corp. Class A (a)	97,800	3,564
Cavium Networks, Inc.	95,392	3,100
FEI Co. (a)	84,613	2,659
Lam Research Corp. (a)	338,400	18,023
LDK Solar Co. Ltd. Sponsored ADR	46,800	3,225
Linear Technology Corp.	171,200	5,990
Marvell Technology Group Ltd. (a)	916,800	15,008
MediaTek, Inc.	57,750	1,041
Microchip Technology, Inc.	41,500	1,507
Monolithic Power Systems, Inc. (a)	38,200	970
NVIDIA Corp. (a)	309,200	11,205
O2Micro International Ltd. sponsored ADR (a)	3,000	46
ON Semiconductor Corp. (a)	488,000	6,129
Samsung Electronics Co. Ltd.	18,784	11,802
Silicon Motion Technology Corp. sponsored ADR (a)	168,600	3,795
Tessera Technologies, Inc. (a)	56,500	2,119
Varian Semiconductor Equipment Associates, Inc. (a)	103,600	5,545
		124,970
Software - 2.3%
Adobe Systems, Inc. (a)	845,406	36,910
Autonomy Corp. PLC (a)	169,300	2,983
BMC Software, Inc. (a)	333,700	10,421
Cadence Design Systems, Inc. (a)	142,600	3,164
CommVault Systems, Inc.	263,468	4,879
Electronic Arts, Inc. (a)	58,400	3,270
McAfee, Inc. (a)	434,100	15,137
Nintendo Co. Ltd.	50,500	26,199
Nuance Communications, Inc. (a)(d)	905,000	17,476
Oracle Corp. (a)	1,559,750	33,769
Salesforce.com, Inc. (a)	222,100	11,398
Taleo Corp. Class A (a)	149,365	3,795
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
The9 Ltd. sponsored ADR (a)(d)	74,000	$ 2,552
Ubisoft Entertainment SA (a)	162,800	11,120
Ultimate Software Group, Inc. (a)	92,243	3,219
Utimaco Safeware AG	350,000	4,048
Vasco Data Security International, Inc. (a)	29,100	1,028
VMware, Inc. Class A	67,300	5,721
		197,089
TOTAL INFORMATION TECHNOLOGY		1,924,027
MATERIALS - 6.5%
Chemicals - 2.2%
Bayer AG	528,400	41,929
Celanese Corp. Class A	24,600	959
Ecolab, Inc.	620,700	29,297
Monsanto Co.	509,700	43,702
Nalco Holding Co.	308,500	9,147
Potash Corp. of Saskatchewan, Inc.	61,400	6,490
Praxair, Inc.	550,300	46,093
Rohm & Haas Co.	53,500	2,978
The Mosaic Co. (a)	129,500	6,931
		187,526
Metals & Mining - 4.2%
Agnico-Eagle Mines Ltd.	180,300	8,943
Allegheny Technologies, Inc.	43,200	4,750
Anglo American PLC ADR	1,302,371	43,564
Anglo Platinum Ltd.	3,600	545
Aquarius Platinum Ltd. (Australia)	598,000	22,058
ArcelorMittal SA (NY Shares) Class A	92,200	7,225
Barrick Gold Corp.	426,500	17,133
BHP Billiton Ltd. sponsored ADR (d)	723,700	56,883
Companhia Vale do Rio Doce sponsored ADR	241,900	8,208
Compania de Minas Buenaventura SA sponsored ADR	178,300	8,519
Eldorado Gold Corp. (a)	259,700	1,603
First Quantum Minerals Ltd.	12,100	1,187
Freeport-McMoRan Copper & Gold, Inc. Class B	391,100	41,022
Goldcorp, Inc.	1,562,601	47,766
Impala Platinum Holdings Ltd.	33,600	1,171
Ivanhoe Mines Ltd. (a)	1,466,100	19,047
Kinross Gold Corp. (a)	639,176	9,551
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Lihir Gold Ltd. (a)	5,819,344	$ 20,355
Meridian Gold, Inc. (a)	55,200	1,827
Newcrest Mining Ltd.	170,870	4,247
Newmont Mining Corp.	101,300	4,531
POSCO sponsored ADR	126,900	22,686
Rio Tinto PLC (Reg.)	53,200	4,567
Teck Cominco Ltd. Class B (sub. vtg.)	66,800	3,172
United States Steel Corp.	15,900	1,684
Vedanta Resources PLC	20,300	843
Xstrata PLC	13,500	896
		363,983
Paper & Forest Products - 0.1%
Nine Dragons Paper (Holdings) Ltd.	2,491,000	7,787
TOTAL MATERIALS		559,296
TELECOMMUNICATION SERVICES - 5.8%
Diversified Telecommunication Services - 2.2%
Aruba Networks, Inc. (d)	186,924	3,738
AT&T, Inc.	3,877,132	164,041
Cbeyond, Inc. (a)	87,564	3,572
Hellenic Telecommunication Organization SA (OTE)	24,800	919
Iliad Group SA (d)	29,700	2,752
Qwest Communications International, Inc. (a)	1,169,900	10,716
Telefonica SA sponsored ADR	32,000	2,681
		188,419
Wireless Telecommunication Services - 3.6%
America Movil SAB de CV Series L sponsored ADR	3,058,500	195,744
American Tower Corp. Class A (a)	85,427	3,719
Bharti Airtel Ltd. (a)	409,466	9,858
Cellcom Israel Ltd.	29,100	708
China Mobile (Hong Kong) Ltd. sponsored ADR	148,200	12,158
Clearwire Corp. (d)	177,700	4,343
Leap Wireless International, Inc. (a)	97,100	7,901
MetroPCS Communications, Inc.	185,000	5,047
NII Holdings, Inc. (a)	803,347	65,995
Rogers Communications, Inc. Class B (non-vtg.)	23,800	1,084
		306,557
TOTAL TELECOMMUNICATION SERVICES		494,976
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 0.5%
Electric Utilities - 0.2%
Allegheny Energy, Inc.	16,400	$ 857
E.ON AG sponsored ADR	178,900	10,979
Entergy Corp.	22,700	2,458
Exelon Corp.	62,400	4,702
FirstEnergy Corp.	31,300	1,983
		20,979
Gas Utilities - 0.1%
Questar Corp.	15,100	793
Southern Union Co.	180,275	5,608
		6,401
Independent Power Producers & Energy Traders - 0.1%
Constellation Energy Group, Inc.	28,200	2,419
International Power PLC	650,100	6,043
NRG Energy, Inc. (a)	9,600	406
		8,868
Multi-Utilities - 0.1%
Veolia Environnement	30,100	2,592
YTL Corp. BHD	1,621,900	3,570
		6,162
TOTAL UTILITIES		42,410
TOTAL COMMON STOCKS (Cost $5,731,743)		8,030,255
Convertible Preferred Stocks - 0.2%

HEALTH CARE - 0.2%
Biotechnology - 0.2%
Light Sciences Oncology, Inc. Series B (f) (Cost $15,000)	1,792,115	15,000
Convertible Bonds - 0.0%
	Principal Amount (000s)	Value (000s)
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Kyphon, Inc.:
1% 2/1/12 (e)	$ 470	$ 606
1.25% 2/1/14 (e)	390	510
		1,116
INDUSTRIALS - 0.0%
Electrical Equipment - 0.0%
Sunpower Corp. 1.25% 2/15/27	860	1,320
TOTAL CONVERTIBLE BONDS (Cost $1,720)		2,436
Money Market Funds - 8.6%
	Shares
Fidelity Cash Central Fund, 5.12% (b)	563,274,077	563,274
Fidelity Securities Lending Cash Central Fund, 5.17% (b)(c)	176,532,201	176,532
TOTAL MONEY MARKET FUNDS (Cost $739,806)		739,806
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $6,488,269)		8,787,497
NET OTHER ASSETS - (2.4)%		(197,152)
NET ASSETS - 100%		$ 8,590,345
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,116,000 or 0.0% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $38,744,000 or 0.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Cougar Biotechnology, Inc.	5/3/07	$ 12,450
Govi High Power Exploration, Inc. warrants 2/7/08	9/28/07	$ 5,500
Light Sciences Oncology, Inc. Series B	4/4/07	$ 15,000
MannKind Corp. warrants 8/3/10	8/3/05	$ 1
The Weinstein Co. III Holdings, LLC Class A-1	10/19/05	$ 2,267
(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 20,146
Fidelity Securities Lending Cash Central Fund	1,370
Total	$ 21,516
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Double-Take Software, Inc.	$ -	$ 21,535	$ 19,955	$ -	$ -
Income Tax Information

At September 30, 2007, the aggregate cost of investment securities for income tax purposes was $6,494,888,000. Net unrealized appreciation aggregated $2,292,609,000, of which $2,342,905,000 related to appreciated investment securities and $50,296,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Contrafund®

September 30, 2007

1.807733.103

CON-QTLY-1107

Investments September 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 7.4%
Auto Components - 0.1%
Gentex Corp.	806,400	$ 17,289
Johnson Controls, Inc.	382,100	45,130
The Goodyear Tire & Rubber Co. (a)	420,000	12,772
WABCO Holdings, Inc.	158,900	7,429
		82,620
Automobiles - 0.4%
DaimlerChrysler AG	407,500	40,832
General Motors Corp.	414,310	15,205
Toyota Motor Corp.	4,224,900	246,861
		302,898
Distributors - 0.0%
Li & Fung Ltd.	10,927,200	46,386
Hotels, Restaurants & Leisure - 1.4%
California Pizza Kitchen, Inc. (a)(e)	2,237,502	39,313
Chipotle Mexican Grill, Inc.:
Class A (a)(d)	1,855,800	219,226
Class B (a)	64,372	6,888
IHOP Corp.	376,565	23,848
Marriott International, Inc. Class A	2,177,190	94,642
McDonald's Corp.	7,078,670	385,575
Tim Hortons, Inc. (e)	10,059,732	350,582
		1,120,074
Household Durables - 1.1%
Gafisa SA ADR (a)(d)	1,723,800	58,161
Garmin Ltd. (d)	5,071,235	605,505
Koninklijke Philips Electronics NV (NY Shares)	2,108,900	94,774
Mohawk Industries, Inc. (a)	74,300	6,041
Snap-On, Inc.	1,745,086	86,452
		850,933
Internet & Catalog Retail - 0.4%
Amazon.com, Inc. (a)	1,206,008	112,340
Gmarket, Inc. sponsored ADR (a)	313,600	7,354
Liberty Media Corp. - Interactive Series A (a)	3,318,669	63,752
Priceline.com, Inc. (a)	1,246,000	110,583
Shutterfly, Inc.	305,939	9,763
		303,792
Media - 1.8%
E.W. Scripps Co. Class A	218,300	9,169
EchoStar Communications Corp. Class A (a)	2,132,214	99,809
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Focus Media Holding Ltd. ADR (a)(d)	1,061,538	$ 61,590
Grupo Televisa SA de CV (CPO) sponsored ADR	263,100	6,359
Liberty Global, Inc. Class A (a)	172,600	7,080
News Corp. Class B	1,620,637	37,907
The Walt Disney Co.	33,658,806	1,157,526
The Weinstein Co. Holdings, LLC Class A-1 (a)(g)	41,234	41,234
		1,420,674
Multiline Retail - 0.5%
Marks & Spencer Group PLC	26,740,047	336,782
Target Corp.	590,500	37,538
		374,320
Specialty Retail - 1.2%
American Eagle Outfitters, Inc.	3,234,867	85,109
Gamestop Corp. Class A (a)	4,790,640	269,953
H&M Hennes & Mauritz AB (B Shares)	377,728	23,944
Inditex SA	1,101,900	74,260
J. Crew Group, Inc. (a)(e)	5,363,849	222,600
TJX Companies, Inc.	6,098,248	177,276
Zumiez, Inc. (a)(e)	1,633,989	72,500
		925,642
Textiles, Apparel & Luxury Goods - 0.5%
Burberry Group PLC	572,600	7,698
Coach, Inc. (a)	2,614,100	123,569
Crocs, Inc. (a)	269,050	18,094
Gildan Activewear, Inc. (a)	212,800	8,429
Lululemon Athletica, Inc.	650,787	27,353
NIKE, Inc. Class B	3,269,400	191,783
		376,926
TOTAL CONSUMER DISCRETIONARY		5,804,265
CONSUMER STAPLES - 6.8%
Beverages - 2.5%
Boston Beer Co., Inc. Class A (a)	160,800	7,825
Diageo PLC sponsored ADR	1,570,100	137,745
InBev SA	234,183	21,226
PepsiCo, Inc.	12,583,573	921,873
The Coca-Cola Co.	15,457,391	888,336
		1,977,005
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 0.6%
Costco Wholesale Corp.	1,095,523	$ 67,232
Koninklijke Ahold NV sponsored ADR	2,911,329	43,670
Susser Holdings Corp. (e)	1,133,019	24,077
Tesco PLC	28,089,176	252,615
Walgreen Co.	1,190,500	56,239
		443,833
Food Products - 1.0%
Bunge Ltd.	235,000	25,251
Cosan Ltd. Class A	3,542,700	45,701
Groupe Danone	1,723,744	135,572
Hain Celestial Group, Inc. (a)	257,210	8,264
Kellogg Co.	2,241,434	125,520
Kraft Foods, Inc. Class A	935,300	32,277
Marine Harvest ASA (a)	40,966,000	52,129
Nestle SA (Reg.)	494,515	221,345
TreeHouse Foods, Inc. (a)(e)	3,119,827	84,391
Wm. Wrigley Jr. Co.	532,200	34,183
		764,633
Household Products - 2.7%
Colgate-Palmolive Co.	7,090,411	505,688
Kimberly-Clark Corp.	122,000	8,572
Procter & Gamble Co.	22,608,170	1,590,259
		2,104,519
Personal Products - 0.0%
Bare Escentuals, Inc.	47,346	1,177
Estee Lauder Companies, Inc. Class A	752,700	31,960
		33,137
TOTAL CONSUMER STAPLES		5,323,127
ENERGY - 11.5%
Energy Equipment & Services - 2.9%
Cameron International Corp. (a)	95,300	8,795
FMC Technologies, Inc. (a)	1,591,168	91,747
National Oilwell Varco, Inc. (a)	1,228,573	177,529
Schlumberger Ltd. (NY Shares)	14,760,115	1,549,812
Smith International, Inc.	6,451,779	460,657
		2,288,540
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 8.6%
Addax Petroleum, Inc.	559,800	$ 22,082
Apache Corp.	820,000	73,849
BG Group PLC sponsored ADR	778,500	67,730
Cameco Corp.	1,026,422	47,353
Canadian Natural Resources Ltd.	2,968,406	225,533
Canadian Oil Sands Trust	3,577,300	118,704
Chesapeake Energy Corp.	3,712,695	130,910
China Shenhua Energy Co. Ltd. (H Shares)	10,053,500	60,395
Devon Energy Corp.	102,200	8,503
EnCana Corp.	13,775,248	851,863
EOG Resources, Inc.	3,686,100	266,616
Exxon Mobil Corp.	24,490,872	2,266,875
Hess Corp.	312,000	20,757
Marathon Oil Corp.	314,500	17,933
Murphy Oil Corp.	2,531,200	176,906
Newfield Exploration Co. (a)	227,700	10,966
Noble Energy, Inc.	6,630,936	464,431
Occidental Petroleum Corp.	761,002	48,765
Petroleo Brasileiro SA Petrobras sponsored ADR	5,311,700	401,033
Petroplus Holdings AG (e)	4,141,422	365,352
Range Resources Corp.	466,700	18,976
Suncor Energy, Inc.	1,379,100	130,990
Tesoro Corp.	893,700	41,128
Valero Energy Corp.	8,835,175	593,547
W&T Offshore, Inc.	1,134,700	27,664
Williams Companies, Inc.	232,100	7,905
XTO Energy, Inc.	3,688,233	228,080
		6,694,846
TOTAL ENERGY		8,983,386
FINANCIALS - 11.9%
Capital Markets - 0.8%
Bank New York Mellon Corp.	3,366,218	148,585
Charles Schwab Corp.	8,667,794	187,224
Franklin Resources, Inc.	551,695	70,341
Goldman Sachs Group, Inc.	555,000	120,291
SEI Investments Co.	2,815,381	76,804
State Street Corp.	232,600	15,854
		619,099
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - 1.4%
Banco Itau Holding Financeira SA sponsored ADR (non-vtg.)	868,900	$ 43,984
M&T Bank Corp.	639,000	66,105
National Australia Bank Ltd.	2,052,991	72,373
Standard Chartered PLC (United Kingdom)	1,961,600	64,223
Toronto-Dominion Bank	851,400	65,321
Uniao de Bancos Brasileiros SA (Unibanco) GDR	221,000	29,073
Wells Fargo & Co.	21,690,789	772,626
		1,113,705
Consumer Finance - 0.8%
American Express Co.	10,727,650	636,901
Diversified Financial Services - 1.3%
Bank of America Corp.	1,123,836	56,495
Citigroup, Inc.	14,794,878	690,477
JPMorgan Chase & Co.	5,405,300	247,671
Symmetry Holdings, Inc. unit	1,069,200	9,345
		1,003,988
Insurance - 7.6%
Admiral Group PLC	9,241,322	170,190
Allstate Corp.	6,961,373	398,121
American International Group, Inc.	8,856,526	599,144
Arch Capital Group Ltd. (a)	121,720	9,057
Assurant, Inc.	1,442,320	77,164
Axis Capital Holdings Ltd.	2,824,100	109,886
Berkshire Hathaway, Inc. Class A (a)	17,003	2,015,026
Everest Re Group Ltd.	1,371,120	151,152
Lincoln National Corp.	2,041,008	134,645
Loews Corp.	6,206,784	300,098
Markel Corp. (a)	82,375	39,870
MetLife, Inc.	7,841,984	546,822
MetLife, Inc. unit	3,634,300	124,656
Principal Financial Group, Inc.	140,800	8,883
Prudential Financial, Inc.	4,430,734	432,351
The Chubb Corp.	10,113,500	542,488
The Travelers Companies, Inc.	429,300	21,611
W.R. Berkley Corp.	4,460,200	132,156
White Mountains Insurance Group Ltd.	147,450	76,637
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Willis Group Holdings Ltd.	1,411,238	$ 57,776
Zenith National Insurance Corp.	901,900	40,486
		5,988,219
TOTAL FINANCIALS		9,361,912
HEALTH CARE - 10.7%
Biotechnology - 3.6%
Actelion Ltd. (Reg.) (a)	1,135,975	62,939
Arena Pharmaceuticals, Inc. (a)(d)(e)	3,389,783	37,118
Biogen Idec, Inc. (a)	619,500	41,091
Celgene Corp. (a)	5,146,204	366,976
Genentech, Inc. (a)	17,812,542	1,389,735
Genmab AS (a)(d)	954,000	59,308
Gilead Sciences, Inc. (a)	16,216,194	662,756
GTx, Inc. (a)	921,507	15,002
MannKind Corp. (a)(d)	4,769,359	46,167
MannKind Corp. warrants 8/3/10 (a)(g)	304,338	1,051
Medarex, Inc. (a)(d)(e)	8,370,803	118,531
Omrix Biopharmaceuticals, Inc. (a)	378,653	13,370
OREXIGEN Therapeutics, Inc.	132,928	1,756
Seattle Genetics, Inc. (a)	849,376	9,547
		2,825,347
Health Care Equipment & Supplies - 1.9%
Alcon, Inc.	1,291,500	185,873
Becton, Dickinson & Co.	2,269,740	186,232
C.R. Bard, Inc.	1,965,740	173,359
China Medical Technologies, Inc. sponsored ADR	165,000	7,060
DENTSPLY International, Inc.	4,613,974	192,126
Gen-Probe, Inc. (a)	1,434,000	95,476
Hillenbrand Industries, Inc.	114,857	6,319
Hologic, Inc. (a)	312,125	19,040
Insulet Corp.	262,205	5,703
Intuitive Surgical, Inc. (a)	150,753	34,673
Inverness Medical Innovations, Inc. (a)	171,300	9,476
Kyphon, Inc. (a)(e)	2,528,444	176,991
Medtronic, Inc.	1,002,800	56,568
Mindray Medical International Ltd. sponsored ADR	1,306,275	56,105
Northstar Neuroscience, Inc. (a)	1,087,888	12,141
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
NuVasive, Inc. (a)	1,163,663	$ 41,810
Smith & Nephew PLC	1,212,200	14,847
St. Jude Medical, Inc. (a)	881,200	38,834
Stryker Corp.	1,763,100	121,231
TomoTherapy, Inc.	1,338,090	31,084
		1,464,948
Health Care Providers & Services - 0.4%
Aetna, Inc.	152,200	8,260
athenahealth, Inc.	213,300	7,233
Emeritus Corp. (a)	834,029	22,602
Henry Schein, Inc. (a)	574,551	34,956
HMS Holdings Corp. (a)	81,599	2,008
Humana, Inc. (a)	181,306	12,670
Medco Health Solutions, Inc. (a)	936,254	84,628
Nighthawk Radiology Holdings, Inc. (a)(e)	2,102,450	51,531
Patterson Companies, Inc. (a)	1,430,271	55,223
UnitedHealth Group, Inc.	529,109	25,625
VCA Antech, Inc. (a)	914,951	38,199
		342,935
Health Care Technology - 0.1%
Cerner Corp. (a)	151,800	9,079
Health Corp. (a)	5,776,179	81,848
		90,927
Life Sciences Tools & Services - 0.5%
Dionex Corp. (a)	202,637	16,102
Invitrogen Corp. (a)	206,400	16,869
Medivation, Inc. (a)	559,683	11,222
Millipore Corp. (a)	434,812	32,959
PerkinElmer, Inc.	590,900	17,260
QIAGEN NV (a)	1,375,600	26,700
Techne Corp. (a)	700,216	44,170
Thermo Fisher Scientific, Inc. (a)	1,060,305	61,201
Waters Corp. (a)	2,098,161	140,409
		366,892
Pharmaceuticals - 4.2%
Abbott Laboratories	5,260,083	282,046
Allergan, Inc.	2,816,094	181,554
BioMimetic Therapeutics, Inc. (a)	651,741	8,694
Bristol-Myers Squibb Co.	4,813,400	138,722
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Johnson & Johnson	3,379,500	$ 222,033
Merck & Co., Inc.	16,093,350	831,865
Novo Nordisk AS Series B	575,000	69,404
Pfizer, Inc.	4,997,000	122,077
Roche Holding AG (participation certificate)	4,897,493	884,487
Schering-Plough Corp.	15,857,062	501,559
Shire PLC	1,423,100	35,094
Sirtris Pharmaceuticals, Inc.	759,886	12,979
Teva Pharmaceutical Industries Ltd. sponsored ADR	182,900	8,134
XenoPort, Inc. (a)	438,010	20,608
		3,319,256
TOTAL HEALTH CARE		8,410,305
INDUSTRIALS - 8.8%
Aerospace & Defense - 1.5%
General Dynamics Corp.	579,654	48,963
Lockheed Martin Corp.	4,335,713	470,382
Precision Castparts Corp.	722,800	106,960
Raytheon Co.	655,700	41,847
Spirit AeroSystems Holdings, Inc. Class A	2,328,000	90,652
Teledyne Technologies, Inc. (a)	635,602	33,935
The Boeing Co.	3,251,674	341,393
United Technologies Corp.	853,400	68,682
		1,202,814
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc. (d)	8,396,325	455,836
Airlines - 0.2%
Republic Airways Holdings, Inc. (a)	1,210,417	25,625
Ryanair Holdings PLC sponsored ADR (a)	3,705,302	153,807
UAL Corp. (a)	159,200	7,408
		186,840
Commercial Services & Supplies - 0.1%
Advisory Board Co. (a)	154,619	9,041
Equifax, Inc.	131,132	4,999
IHS, Inc. Class A (a)	323,000	18,246
Interface, Inc. Class A	1,200,303	21,665
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Kenexa Corp. (a)	599,816	$ 18,462
Stericycle, Inc. (a)	268,100	15,325
		87,738
Construction & Engineering - 0.8%
Jacobs Engineering Group, Inc. (a)(e)	7,315,154	552,879
KBR, Inc.	1,446,900	56,096
		608,975
Electrical Equipment - 2.5%
ABB Ltd. sponsored ADR	4,457,900	116,931
Cooper Industries Ltd. Class A (e)	12,846,841	656,345
First Solar, Inc.	320,900	37,783
JA Solar Holdings Co. Ltd. ADR (d)	254,600	11,444
Prysmian SpA	1,054,900	30,056
Q-Cells AG (d)	3,626,889	370,828
Renewable Energy Corp. AS (a)(d)	9,062,275	417,729
Roper Industries, Inc.	125,600	8,227
SolarWorld AG (d)	2,987,684	171,994
Sunpower Corp. Class A (a)(d)	1,310,637	108,547
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	609,400	24,315
		1,954,199
Industrial Conglomerates - 0.2%
3M Co.	270,600	25,323
General Electric Co.	2,044,233	84,631
Hutchison Whampoa Ltd.	6,326,000	67,664
McDermott International, Inc. (a)	156,600	8,469
		186,087
Machinery - 2.3%
Astec Industries, Inc. (a)	297,406	17,086
Bucyrus International, Inc. Class A	219,700	16,023
Cummins, Inc.	839,795	107,401
Danaher Corp.	7,863,909	650,424
Deere & Co.	607,000	90,091
Dover Corp.	303,900	15,484
IDEX Corp.	3,110,749	113,200
Ingersoll-Rand Co. Ltd. Class A	152,200	8,290
ITT Corp.	697,700	47,395
Kennametal, Inc.	289,777	24,335
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
PACCAR, Inc.	6,498,894	$ 554,031
Pall Corp.	3,047,700	118,556
		1,762,316
Marine - 0.0%
Kuehne & Nagel International AG	120,114	11,824
Road & Rail - 0.6%
Burlington Northern Santa Fe Corp.	1,166,700	94,701
Canadian National Railway Co.	4,982,100	284,348
CSX Corp.	394,900	16,874
Hertz Global Holdings, Inc.	832,300	18,910
Union Pacific Corp.	355,500	40,193
		455,026
TOTAL INDUSTRIALS		6,911,655
INFORMATION TECHNOLOGY - 21.6%
Communications Equipment - 3.0%
Cisco Systems, Inc. (a)	22,148,000	733,320
F5 Networks, Inc. (a)	280,410	10,428
Juniper Networks, Inc. (a)	235,396	8,618
Nice Systems Ltd. sponsored ADR (a)	327,500	11,738
Nokia Corp. sponsored ADR	13,896,386	527,090
Nortel Networks Corp. (a)	1,451,700	24,611
Polycom, Inc. (a)	889,582	23,894
QUALCOMM, Inc.	688,203	29,083
Research In Motion Ltd. (a)	9,716,809	957,592
Riverbed Technology, Inc.	1,144,636	46,232
Starent Networks Corp.	341,204	7,203
		2,379,809
Computers & Peripherals - 6.9%
Apple, Inc. (a)	15,494,237	2,378,985
Dell, Inc. (a)	14,121,863	389,763
EMC Corp. (a)	8,783,100	182,688
Hewlett-Packard Co.	44,808,700	2,231,025
NCR Corp. (a)	2,139,400	106,542
Netezza Corp.	238,300	2,981
Network Appliance, Inc. (a)	1,038,912	27,957
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Sun Microsystems, Inc. (a)	9,696,424	$ 54,397
Synaptics, Inc. (a)	171,433	8,188
		5,382,526
Electronic Equipment & Instruments - 1.0%
Agilent Technologies, Inc. (a)	1,038,500	38,300
Amphenol Corp. Class A	5,998,760	238,511
FLIR Systems, Inc. (a)	3,116,903	172,645
Hon Hai Precision Industry Co. Ltd. (Foxconn)	21,047,142	158,652
Mettler-Toledo International, Inc. (a)	1,133,600	115,627
Trimble Navigation Ltd. (a)	1,937,175	75,957
		799,692
Internet Software & Services - 5.3%
Akamai Technologies, Inc. (a)	5,531,192	158,911
Baidu.com, Inc. sponsored ADR (a)	343,118	99,384
Blinkx PLC (a)	2,449,353	1,466
DealerTrack Holdings, Inc. (a)	298,927	12,519
Dice Holdings, Inc.	567,610	5,835
eBay, Inc. (a)	2,590,200	101,070
Equinix, Inc. (a)	91,300	8,097
Google, Inc. Class A (sub. vtg.) (a)	6,296,394	3,571,744
Mercadolibre, Inc.	686,600	25,150
NHN Corp.	159,566	36,930
Perficient, Inc. (a)	180,563	3,949
VistaPrint Ltd. (a)(e)	2,538,487	94,863
WebMD Health Corp. Class A (a)	323,395	16,849
		4,136,767
IT Services - 1.6%
Accenture Ltd. Class A	6,480,500	260,840
Alliance Data Systems Corp. (a)	265,200	20,537
ExlService Holdings, Inc.	399,100	8,485
Mastercard, Inc. Class A (d)	2,452,558	362,905
Paychex, Inc.	3,732,421	153,029
Redecard SA	2,198,500	40,792
SRA International, Inc. Class A (a)	3,726,200	104,632
The Western Union Co.	5,776,101	121,125
VeriFone Holdings, Inc. (a)(d)	4,038,228	179,015
		1,251,360
Semiconductors & Semiconductor Equipment - 1.4%
Altera Corp.	1,632,100	39,301
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Analog Devices, Inc.	424,900	$ 15,364
Applied Materials, Inc.	7,546,800	156,219
ASML Holding NV (NY Shares) (a)	2,030,200	66,712
Broadcom Corp. Class A (a)	915,700	33,368
Cavium Networks, Inc.	879,720	28,591
Cypress Semiconductor Corp. (a)	336,400	9,826
FEI Co. (a)	725,459	22,801
Lam Research Corp. (a)	2,589,265	137,904
LDK Solar Co. Ltd. Sponsored ADR	448,500	30,902
Linear Technology Corp. (d)	1,760,681	61,606
Marvell Technology Group Ltd. (a)	9,757,552	159,731
MediaTek, Inc.	597,450	10,765
Microchip Technology, Inc.	428,500	15,563
Monolithic Power Systems, Inc. (a)	380,503	9,665
NVIDIA Corp. (a)	2,937,373	106,450
Samsung Electronics Co. Ltd.	219,024	137,615
Tessera Technologies, Inc. (a)	575,044	21,564
Varian Semiconductor Equipment Associates, Inc. (a)	1,004,600	53,766
		1,117,713
Software - 2.4%
Adobe Systems, Inc. (a)	7,388,808	322,595
Autonomy Corp. PLC (a)	1,628,653	28,694
BMC Software, Inc. (a)	2,422,950	75,669
Cadence Design Systems, Inc. (a)	1,381,665	30,659
CommVault Systems, Inc. (e)	4,249,287	78,697
Electronic Arts, Inc. (a)	581,100	32,536
McAfee, Inc. (a)	4,048,233	141,162
Nintendo Co. Ltd.	494,800	256,702
Nuance Communications, Inc. (a)(d)	7,585,357	146,473
Oracle Corp. (a)	15,848,300	343,116
Salesforce.com, Inc. (a)	2,638,474	135,406
Taleo Corp. Class A (a)(e)	1,346,851	34,223
The9 Ltd. sponsored ADR (a)(d)	671,824	23,171
Ubisoft Entertainment SA (a)	1,439,057	98,295
Ultimate Software Group, Inc. (a)	849,256	29,639
Vasco Data Security International, Inc. (a)	277,900	9,813
VMware, Inc. Class A	633,400	53,839
		1,840,689
TOTAL INFORMATION TECHNOLOGY		16,908,556
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 6.2%
Chemicals - 2.2%
Bayer AG	4,699,232	$ 372,884
Celanese Corp. Class A	220,000	8,576
Ecolab, Inc.	5,460,863	257,753
Monsanto Co.	4,748,065	407,099
Nalco Holding Co.	3,301,771	97,898
Potash Corp. of Saskatchewan, Inc.	438,700	46,371
Praxair, Inc.	5,021,972	420,640
Rohm & Haas Co.	555,700	30,936
The Mosaic Co. (a)	1,305,600	69,876
		1,712,033
Metals & Mining - 3.9%
Agnico-Eagle Mines Ltd.	857,300	42,524
Allegheny Technologies, Inc.	385,319	42,366
Anglo American PLC ADR	11,834,641	395,869
Anglo Platinum Ltd.	34,931	5,287
ArcelorMittal SA (NY Shares) Class A	973,929	76,317
Barrick Gold Corp.	4,155,000	166,910
BHP Billiton Ltd. sponsored ADR (d)	6,611,330	519,651
Companhia Vale do Rio Doce sponsored ADR	2,339,800	79,389
Compania de Minas Buenaventura SA sponsored ADR	1,620,000	77,404
Eldorado Gold Corp. (a)	5,577,400	34,435
First Quantum Minerals Ltd.	113,700	11,158
Freeport-McMoRan Copper & Gold, Inc. Class B	3,521,086	369,327
Goldcorp, Inc.	12,645,223	386,541
Impala Platinum Holdings Ltd.	315,200	10,983
Ivanhoe Mines Ltd. (a)	12,656,500	164,426
Kinross Gold Corp. (a)	6,582,379	98,355
Lihir Gold Ltd. (a)	50,668,286	177,224
Meridian Gold, Inc. (a)	529,800	17,536
Newcrest Mining Ltd.	1,552,939	38,601
Newmont Mining Corp.	690,588	30,890
POSCO sponsored ADR	1,146,300	204,924
Rio Tinto PLC (Reg.)	508,026	43,614
United States Steel Corp.	189,500	20,076
Vedanta Resources PLC	209,300	8,694
Xstrata PLC	127,800	8,483
		3,030,984
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Paper & Forest Products - 0.1%
Nine Dragons Paper (Holdings) Ltd.	29,805,000	$ 93,166
TOTAL MATERIALS		4,836,183
TELECOMMUNICATION SERVICES - 5.8%
Diversified Telecommunication Services - 2.1%
Aruba Networks, Inc. (d)	1,725,884	34,518
AT&T, Inc.	34,680,133	1,467,316
Cbeyond, Inc. (a)	762,220	31,091
Hellenic Telecommunication Organization SA (OTE)	268,200	9,944
Iliad Group SA	291,860	27,048
Qwest Communications International, Inc. (a)	8,287,294	75,912
Telefonica SA sponsored ADR	299,800	25,117
		1,670,946
Wireless Telecommunication Services - 3.7%
America Movil SAB de CV Series L sponsored ADR	27,722,500	1,774,240
American Tower Corp. Class A (a)	582,374	25,357
Bharti Airtel Ltd. (a)	3,932,757	94,678
Cellcom Israel Ltd.	268,900	6,540
China Mobile (Hong Kong) Ltd. sponsored ADR	1,269,600	104,158
Clearwire Corp. (d)	1,577,055	38,543
Leap Wireless International, Inc. (a)	712,475	57,974
MetroPCS Communications, Inc. (d)	1,905,033	51,969
NII Holdings, Inc. (a)	8,544,150	701,902
Rogers Communications, Inc. Class B (non-vtg.)	372,600	16,965
		2,872,326
TOTAL TELECOMMUNICATION SERVICES		4,543,272
UTILITIES - 0.6%
Electric Utilities - 0.3%
E.ON AG sponsored ADR	1,715,900	105,305
Entergy Corp.	255,600	27,679
Exelon Corp.	967,500	72,911
FirstEnergy Corp.	433,500	27,458
		233,353
Gas Utilities - 0.1%
Questar Corp.	141,000	7,407
Southern Union Co.	2,384,130	74,170
		81,577
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.1%
Constellation Energy Group, Inc.	203,285	$ 17,440
International Power PLC	5,890,400	54,751
NRG Energy, Inc. (a)	345,200	14,599
		86,790
Multi-Utilities - 0.1%
Veolia Environnement	293,986	25,317
YTL Corp. BHD	16,252,000	35,771
		61,088
TOTAL UTILITIES		462,808
TOTAL COMMON STOCKS (Cost $47,203,347)		71,545,469
Convertible Bonds - 0.0%
	Principal Amount (000s)
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Kyphon, Inc.:
1% 2/1/12 (f)	$ 4,230	5,455
1.25% 2/1/14 (f)	3,530	4,615
		10,070
INDUSTRIALS - 0.0%
Electrical Equipment - 0.0%
Sunpower Corp. 1.25% 2/15/27	7,760	11,912
TOTAL CONVERTIBLE BONDS (Cost $15,520)		21,982
Money Market Funds - 9.8%
	Shares
Fidelity Cash Central Fund, 5.12% (b)	6,755,086,623	6,755,087
Fidelity Securities Lending Cash Central Fund, 5.17% (b)(c)	874,246,565	874,247
TOTAL MONEY MARKET FUNDS (Cost $7,629,334)		7,629,334
Cash Equivalents - 0.0%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 3.95%, dated 9/28/07 due 10/1/07 (Collateralized by U.S. Government Obligations) # (Cost $11,061)	$ 11,065	$ 11,061
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $54,859,262)		79,207,846
NET OTHER ASSETS - (1.1)%		(850,109)
NET ASSETS - 100%		$ 78,357,737
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,070,000 or 0.0% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $42,285,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
MannKind Corp. warrants 8/3/10	8/3/05	$ 8
The Weinstein Co. Holdings, LLC Class A-1	10/19/05	$ 41,234
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$11,061,000 due 10/01/07 at 3.95%
Banc of America Securities LLC	$ 2,261
Barclays Capital, Inc.	3,544
Deutsche Bank Securities, Inc.	5,256
$ 11,061
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 217,635
Fidelity Securities Lending Cash Central Fund	10,982
Total	$ 228,617
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Akamai Technologies, Inc.	$ 447,760	$ 33,447	$ 149,236	$ -	$ -
American Commercial Lines, Inc.	141,680	-	118,677	-	-
Arena Pharmaceuticals, Inc.	43,762	-	-	-	37,118
California Pizza Kitchen, Inc.	25,536	25,742	-	-	39,313
CommVault Systems, Inc.	-	74,087	-	-	78,697
Cooper Industries Ltd. Class A	497,976	91,305	-	-	656,345
J. Crew Group, Inc.	129,543	80,975	1,880	-	222,600
Jacobs Engineering Group, Inc.	143,128	200,843	7,453	-	552,879
Kyphon, Inc.	95,357	6,889	-	-	176,991
Medarex, Inc.	116,476	8,617	-	-	118,531
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Nighthawk Radiology Holdings, Inc.	$ 44,047	$ 9,849	$ -	$ -	$ 51,531
NII Holdings, Inc.	628,113	51,535	131,297	-	-
Opsware, Inc.	54,592	-	88,201	-	-
Panera Bread Co. Class A	140,063	-	142,154	-	-
Petroplus Holdings AG	134,674	154,082	-	-	365,352
Susser Holdings Corp.	16,957	2,994	-	-	24,077
Taleo Corp. Class A	-	29,490	-	-	34,223
Tim Hortons, Inc.	234,667	57,350	-	1,912	350,582
TreeHouse Foods, Inc.	79,336	17,304	-	-	84,391
VistaPrint Ltd.	52,539	37,585	-	-	94,863
Zumiez, Inc.	-	64,077	-	-	72,500
Total	$ 3,026,206	$ 946,171	$ 638,898	$ 1,912	$ 2,959,993
Income Tax Information

At September 30, 2007, the aggregate cost of investment securities for income tax purposes was $54,934,825,000. Net unrealized appreciation aggregated $24,273,021,000, of which $24,655,090,000 related to appreciated investment securities and $382,069,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Contrafund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Contrafund

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	November 29, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	November 29, 2007